SUMMARY OF PRINCIPAL ACCOUNTING POLICIES - Convertible loans measured at fair value on a recurring basis (Details) - Level 3 - Convertible loan ("CL") ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Opening balance	¥ 2,232	$ 350	¥ 24,568
New convertible loans issued	32,344	5,076	1,830
Conversion of accounts payable to convertible loan	4,534	711
Repayments			(17,261)
Conversion of convertible loans	(20,110)	(3,155)
Loss on change in fair value of convertible loan	9,073	1,424	532
Gain on settlement of convertible loan			(7,162)
Other comprehensive income -foreign exchange translations	(214)	(34)	(275)
Total	¥ 27,859	$ 4,372	¥ 2,232